Note 11 - Property, plant and equipment, net - Components of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year		$ 5,556,263		$ 5,824,801
End of the year		6,078,179		5,556,263
Land and civil buildings [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year		663,491
End of the year		725,063		663,491
Industrial buildings, plant and production equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year		4,543,523
End of the year		4,842,229		4,543,523
Vehicles, furniture and fixtures [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year		61,959
End of the year		65,604		61,959
Work in progress [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year		252,379
End of the year		396,103		252,379
Spare parts and equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year		34,911
End of the year		49,180		34,911
Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year		14,383,647		14,522,526
Currency translation adjustment		58,481		(74,584)
Increase due to business combinations		393,981	[1]	187	[2]
Additions		570,997		346,067
Transfers / Reclassifications		(1,270)		(16,188)
Disposals / Consumptions		(92,756)		(394,361)
End of the year		15,313,080		14,383,647
Gross carrying amount [member] | Land and civil buildings [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year		815,763		830,104
Currency translation adjustment		1,863		(1,601)
Increase due to business combinations	[1]	64,413
Additions		330
Transfers / Reclassifications		12,031		9,829
Disposals / Consumptions		(4,443)		(22,569)
End of the year		889,957		815,763
Gross carrying amount [member] | Industrial buildings, plant and production equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year		12,857,494		13,064,541
Currency translation adjustment		53,282		(71,347)
Increase due to business combinations	[1]	256,899
Additions		3,661		2,271
Transfers / Reclassifications		435,550		184,915
Disposals / Consumptions		(68,613)		(322,886)
End of the year		13,538,273		12,857,494
Gross carrying amount [member] | Vehicles, furniture and fixtures [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year		402,485		420,930
Currency translation adjustment		1,675		(1,838)
Increase due to business combinations	[1]	831
Additions		820		734
Transfers / Reclassifications		22,530		16,221
Disposals / Consumptions		(11,428)		(33,562)
End of the year		416,913		402,485
Gross carrying amount [member] | Work in progress [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year		252,379		147,429
Currency translation adjustment		1,462		376
Increase due to business combinations		71,838	[1]	187	[2]
Additions		546,515		334,912
Transfers / Reclassifications		(471,381)		(227,153)
Disposals / Consumptions		(4,710)		(3,372)
End of the year		396,103		252,379
Gross carrying amount [member] | Spare parts and equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year		55,526		59,522
Currency translation adjustment		199		(174)
Additions		19,671		8,150
Disposals / Consumptions		(3,562)		(11,972)
End of the year		71,834		55,526
Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year		(8,827,384)		(8,697,725)
Currency translation adjustment		40,153		(53,198)
Impairment charge (See note 5)				76,043
Transfers / Reclassifications		(380)		(21,723)
Disposals / Consumptions		78,146		359,195
Depreciation charge		445,890		487,732
End of the year		(9,234,901)		(8,827,384)
Accumulated depreciation, amortisation and impairment [member] | Land and civil buildings [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year		(152,272)		(139,941)
Currency translation adjustment		390		(289)
Transfers / Reclassifications		(16)		(2)
Disposals / Consumptions		8		955
Depreciation charge		12,256		13,577
End of the year		(164,894)		(152,272)
Accumulated depreciation, amortisation and impairment [member] | Industrial buildings, plant and production equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year		(8,313,971)		(8,199,724)
Currency translation adjustment		38,074		(51,283)
Impairment charge (See note 5)				75,722
Transfers / Reclassifications		(391)		(21,506)
Disposals / Consumptions		67,471		321,334
Depreciation charge		411,861		432,648
End of the year		(8,696,044)		(8,313,971)
Accumulated depreciation, amortisation and impairment [member] | Vehicles, furniture and fixtures [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year		(340,526)		(353,639)
Currency translation adjustment		1,584		(1,756)
Impairment charge (See note 5)				321
Transfers / Reclassifications		27		(215)
Disposals / Consumptions		10,667		32,485
Depreciation charge		19,839		21,022
End of the year		(351,309)		(340,526)
Accumulated depreciation, amortisation and impairment [member] | Spare parts and equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year		(20,615)		(4,421)
Currency translation adjustment		105		130
Disposals / Consumptions				4,421
Depreciation charge		1,934		20,485
End of the year		$ (22,654)		$ (20,615)

[1]	Related to the GPC, Isoplus anticorrosion coating division, Republic Tube LLC’s OCTG pipe processing facility and Mattr’s pipe coating business unit acquisitions. For more information see note 34.
[2]	Related to Parques Eólicos de la Buena Ventura S.A. acquisition.